Earnings per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Jun. 30, 2018 CNY (¥) ¥ / shares shares	Jun. 30, 2018 $ / shares	Jun. 30, 2017 CNY (¥) ¥ / shares shares	Jun. 30, 2017 $ / shares	Jun. 30, 2016 CNY (¥) ¥ / shares shares	Jun. 30, 2016 $ / shares
Profit attributable to ordinary shareholders (basic and diluted) | ¥	¥ 222,588		¥ 167,743		¥ 99,432
Weighted average number of ordinary shares for basic EPS	411,878,478		411,208,000		410,439,562
Effects of dilution from Warrants	638,292		0		12,144
Weighted average number of ordinary shares adjusted for the effect of dilution	412,516,770		411,208,000		410,451,706
Basic and diluted earnings per share | (per share)	¥ 0.54	$ 0.54	¥ 0.41	$ 0.41	¥ 0.24	$ 0.24